Segment Information (Details) - Schedule of Presents Revenue by Segment	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Revenue	¥ 440,536,632	$ 62,048,287	¥ 505,724,311	¥ 473,247,283
Cost of revenue and related tax	(424,345,616)	(59,767,805)	(511,265,334)	(369,052,134)
Gross profit	16,191,016	$ 2,280,482	(5,541,023)	104,195,149
Depreciation and amortization	251,572		3,956,837	4,019,884
Net income loss	(382,813,263)		(196,583,046)	52,930,624
IT related solution services [Member]
Segment Reporting Information [Line Items]
Revenue	368,798,818		300,808,236	108,175,596
Cost of revenue and related tax	(323,533,990)		(278,136,091)	(57,714,804)
Gross profit	45,264,828		22,672,145	50,460,792
Depreciation and amortization	251,572		51,190	105,523
Net income loss	(304,403,355)		(1,616,559)	27,851,387
Educational content service and other services [Member]
Segment Reporting Information [Line Items]
Revenue	71,373,814		204,916,075	365,071,687
Cost of revenue and related tax	(100,811,626)		(233,129,243)	(311,337,330)
Gross profit	(29,073,812)		(28,213,168)	53,734,357
Depreciation and amortization			3,905,647	3,914,361
Net income loss	¥ (78,409,908)		¥ (194,966,487)	¥ 25,079,237